Reconciliation of Beginning and Ending Amounts of Property, Plant and Equipment (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Balance at beginning of year, Cost	$ 5,165
Purchase, Cost	496
Deconsolidation (Note 4), Cost	(104)
Impairment (Note 7), Cost	(3,423)
Exchange differences, Cost	85
Balance at end of year, Cost	7
Balance at beginning of the year, Accumulated depreciation	3,774
Depreciation, Accumulated depreciation	162
Deconsolidation (Note 4), Accumulated depreciation	(33)
Impairment (Note 7), Accumulated depreciation	(2,952)
Exchange differences, Accumulated depreciation	62
Balance at beginning of year, Net	1,391
Purchase, Net	496
Depreciation, Net	(162)
Disposal of office premises, Net	(1,076)
Disposal of other property, plant and equipment, Net	(123)
Deconsolidation (Note 4), Net	(71)
Impairment (Note 7), Net	(471)
Exchange differences, Net	23
Balance at end of year, Net	7
Office Premises
Property, Plant and Equipment [Line Items]
Disposal of office premises, Cost	(1,120)
Disposal of office premises, Accumulated depreciation	(44)
Other Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Disposal of office premises, Cost	(1,092)
Disposal of office premises, Accumulated depreciation	$ (969)